Schedule of investments
Delaware Tax-Free New York Fund	November 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 99.08%
Education Revenue Bonds — 18.61%
Buffalo & Erie County, New York Industrial Land Development Revenue
(Tapestry Charter School Project) Series A 5.00% 8/1/52	500,000	$ 444,390
Build NYC, New York Resource Revenue
(Classical Charter Schools Project) Series A 4.75% 6/15/53	1,700,000	1,617,567
(East Harlem Scholars Academy Charter School Project) 144A 5.75% 6/1/62 #	1,000,000	1,001,600
(Inwood Academy for Leadership Charter School Project) Series A 144A 5.50% 5/1/48 #	500,000	484,955
(KIPP NYC Public School Facilities - Canal West Project)
5.00% 7/1/35	530,000	572,967
5.00% 7/1/42	1,365,000	1,407,984
(Manhattan College Project) 5.00% 8/1/47	500,000	501,580
(Metropolitan College of New York Project) 5.50% 11/1/44	600,000	450,000
(Metropolitan Lighthouse Charter School Project) Series A 144A 5.00% 6/1/52 #	250,000	235,190
(New Dawn Charter Schools Project) 144A 5.75% 2/1/49 #	500,000	457,250
(New World Preparatory Charter School Project)
Series A 144A 4.00% 6/15/51 #	315,000	227,619
Series A 144A 4.00% 6/15/56 #	450,000	316,044
(The Packer Collegiate Institute Project) 5.00% 6/1/40	750,000	757,395
Dutchess County, New York Local Development Revenue
(Vassar College Project)
5.00% 7/1/36	1,000,000	1,049,620
5.00% 7/1/37	1,000,000	1,044,720
Hempstead Town, New York Local Development Revenue
(Hofstra University Project) 5.00% 7/1/42	500,000	516,175
Madison County, New York Capital Resource Revenue
(Colgate University Refunding Project) Series B 5.00% 7/1/39	1,000,000	1,017,790
NQ- 401 [1123] 0124 (3318301)    1

Schedule of investments
Delaware Tax-Free New York Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Monroe County, New York Industrial Development Revenue
(St. John Fisher College Project) Series A 5.50% 6/1/39	300,000	$ 302,025
(True North Rochester Preparatory Charter School Project)
144A 5.00% 6/1/50 #	705,000	679,148
Series A 144A 5.00% 6/1/59 #	1,000,000	944,880
(University of Rochester Project) Series A 5.00% 7/1/37	1,000,000	1,049,170
Nassau County, New York Local Economic Assistance Revenue
(Roosevelt Children's Academy Charter School Project) Series A 5.00% 7/1/55	1,750,000	1,683,255
New York City, New York Trust for Cultural Resources Revenue
(Alvin Ailey Dance Foundation) Series A 4.00% 7/1/46	1,000,000	890,040
New York State Dormitory Authority Revenue
(Columbia University) Series A 5.00% 10/1/50	2,325,000	2,710,299
(Fordham University) 5.00% 7/1/44	650,000	653,100
(New York University) 5.50% 7/1/40 (AMBAC)	740,000	869,641
New York State Dormitory Authority Revenue Non-State Supported Debt
Series A 5.00% 7/1/33	2,000,000	2,074,000
(Hudson City School District) Unrefunded Series A 5.625% 10/1/29 (AGC)	375,000	375,720
(New York State University Dormitory Facilities) Series A 5.00% 7/1/37	2,200,000	2,334,200
(New York University) Series A 5.00% 7/1/39	2,000,000	2,053,620
(Vaughn College of Aeronautics and Technology) Series A 144A 5.50% 12/1/46 #	300,000	271,389
Saratoga County, New York Capital Resource Revenue
(Skidmore College Project)
5.00% 7/1/43	3,570,000	3,727,330
5.00% 7/1/48	1,000,000	1,037,660
2    NQ- 401 [1123] 0124 (3318301)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Lawrence County, New York Industrial Development Agency Civic Development Revenue
(St. Lawrence University Project) Series A 4.00% 7/1/43	1,000,000	$ 982,460
Tompkins County, New York Development Revenue
(Ithaca College Project) 5.00% 7/1/34	750,000	762,142
Westchester County, New York Local Development Revenue
(Pace University) Series A 5.00% 5/1/34	1,725,000	1,728,916
Yonkers, New York Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/49	795,000	693,979
Series A 5.00% 10/15/50	250,000	217,125
		38,142,945
Electric Revenue Bonds — 6.53%
Build NYC, New York Resource Revenue
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	1,000,000	883,530
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/35	1,310,000	1,410,503
Long Island, New York Power Authority Electric System Revenue
5.00% 9/1/37	450,000	480,092
5.00% 9/1/38	2,000,000	2,123,280
5.00% 9/1/42	1,500,000	1,551,975
Series B 5.00% 9/1/41	2,065,000	2,115,510
New York Power Authority Revenue
4.00% 11/15/40 (AGM)	1,000,000	1,000,450
Series A 5.125% 11/15/58 (AGM)	1,500,000	1,612,050
New York State Power Authority Revenue
Series A 4.00% 11/15/50	1,000,000	976,190
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	65,000	16,413
Series A 6.75% 7/1/36 ‡	625,000	157,812
Series AAA 5.25% 7/1/25 ‡	35,000	8,838
Series TT 5.00% 7/1/32 ‡	1,120,000	282,800
NQ- 401 [1123] 0124 (3318301)    3

Schedule of investments
Delaware Tax-Free New York Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series WW 5.25% 7/1/33 ‡	195,000	$ 49,237
Series WW 5.50% 7/1/17 ‡	420,000	105,000
Series WW 5.50% 7/1/19 ‡	330,000	82,500
Series XX 4.75% 7/1/26 ‡	40,000	10,100
Series XX 5.25% 7/1/40 ‡	1,430,000	361,075
Series ZZ 4.75% 7/1/27 ‡	30,000	7,575
Series ZZ 5.00% 7/1/19 ‡	570,000	142,500
Series ZZ 5.25% 7/1/24 ‡	50,000	12,625
		13,390,055
Healthcare Revenue Bonds — 9.36%
Buffalo & Erie County, New York Industrial Land Development Revenue
(Catholic Health System Project) Series N 5.25% 7/1/35	250,000	214,423
Build NYC, New York Resource Revenue
(The Children's Aid Society Project) 4.00% 7/1/49	1,000,000	904,940
Dutchess County, New York Local Development Revenue
(Nuvance Health) Series B 4.00% 7/1/49	1,000,000	825,920
Guilderland, New York Industrial Development Agency Revenue
(Albany Place Development Project) Series A 144A 5.875% 1/1/52 #, ‡	500,000	325,000
Monroe County, New York Industrial Development Revenue
(Rochester General Hospital Project)
5.00% 12/1/36	405,000	413,473
5.00% 12/1/46	540,000	543,202
(Rochester Regional Health Project) Series D 4.00% 12/1/38	2,550,000	2,405,670
Nassau County, New York Local Economic Assistance Revenue
(Catholic Health Services of Long Island Obligated Group Project) 5.00% 7/1/33	725,000	728,045
New York State Dormitory Authority Revenue
(Maimonides Medical Center) 3.00% 2/1/50 (FHA)	3,135,000	2,230,490
(Montefiore Obligated Group)
Series A 4.00% 8/1/38	1,000,000	938,120
4    NQ- 401 [1123] 0124 (3318301)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)
Series A 4.00% 9/1/50	2,500,000	$ 2,104,725
(Northwell Health Obligated Group) Series A 5.00% 5/1/52	3,000,000	3,110,850
New York State Dormitory Authority Revenue Non-State Supported Debt
(NYU Hospitals Center) Series A 4.00% 7/1/40	465,000	459,401
(Orange Regional Medical Center Obligated Group) 144A 5.00% 12/1/34 #	800,000	776,376
New York State Dormitory Authority Revenue Non-State Supported Debt Revenue
(Orange Regional Medical Center Obligated Group) 144A 5.00% 12/1/45 #	700,000	651,980
Orange County, New York Funding Assisted Living Residence Revenue
(The Hamlet at Wallkill Assisted Living Project) 6.50% 1/1/46	300,000	233,997
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project) 4.00% 7/1/36	400,000	373,840
Southold, New York Local Development Revenue
(Peconic Landing at Southold Project) 5.00% 12/1/45	750,000	679,417
Westchester County, New York Local Development Revenue
(Purchase Senior Learning Community, Inc. Project)
Series A 144A 5.00% 7/1/46 #	615,000	498,445
Series A 144A 5.00% 7/1/56 #	1,000,000	767,320
		19,185,634
Housing Revenue Bonds — 3.44%
New York City, New York Housing Development Revenue
(Sustainable Development Bonds)
4.80% 2/1/53	1,750,000	1,788,378
Series A 5.00% 5/1/63	2,125,000	2,186,710
Series B-1 5.30% 11/1/53	2,000,000	2,073,420
NQ- 401 [1123] 0124 (3318301)    5

Schedule of investments
Delaware Tax-Free New York Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
New York State Mortgage Agency Homeowner Revenue
(Social Bonds) Series 250 4.80% 10/1/48	1,000,000	$ 1,010,660
		7,059,168
Industrial Development Revenue/Pollution ControlRevenue Bonds — 9.16%
Children's Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	48,900,000	3,613,710
Erie County, New York Tobacco Asset Securitization Revenue
(Asset-Backed) Series A 144A 5.84% 6/1/60 #, ^	65,350,000	3,825,589
New York City, New York Industrial Development Agency Revenue
(Queens Baseball Stadium Project) Series A 3.00% 1/1/46 (AGM)	2,000,000	1,495,900
(Yankee Stadium Project)
Series A 3.00% 3/1/40 (AGM)	1,000,000	814,490
Series A 4.00% 3/1/45 (AGM)	1,000,000	960,410
New York Counties Tobacco Trust V Pass-Through Revenue
(Subordinate Turbo CABs) Series S4B 144A 0.971% 6/1/60 #, ♦, ^	39,000,000	1,631,370
New York Transportation Development Special Facilities Revenue
(Delta Airlines - LaGuardia Airport Terminals C&D Redevelopment Project) 5.00% 1/1/36 (AMT)	2,015,000	2,029,085
(Terminal 4 John F. Kennedy International Airport Project) 5.00% 12/1/38 (AMT)	340,000	354,654
Suffolk County, New York Tobacco Asset Securitization Revenue
Senior Series A-2 4.00% 6/1/50	1,595,000	1,393,998
TSASC, New York
Fiscal 2017 Senior Series A 5.00% 6/1/41	1,900,000	1,906,004
Westchester County, New York Tobacco Asset Securitization Revenue
Subordinate Series C 5.00% 6/1/45	750,000	750,022
		18,775,232
6    NQ- 401 [1123] 0124 (3318301)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 7.04%
Hudson Yards, New York Infrastructure Revenue
(Tax-Exempt) Series A 4.00% 2/15/44	2,875,000	$ 2,803,297
New York City, New York Industrial Development Agency Revenue
(Senior Trips) Series A 5.00% 7/1/28 (AMT)	1,290,000	1,290,193
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	1,620,000	1,218,305
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	4,000,000	3,898,520
(Class 2 - 3 World Trade Center Project) 144A 5.375% 11/15/40 #	500,000	500,095
(Class 3 - 3 World Trade Center Project) 144A 7.25% 11/15/44 #	1,500,000	1,509,405
New York State Dormitory Authority Revenue Non-State Supported Debt
(Court Facility) Series A 5.50% 5/15/27 (AMBAC)	2,500,000	2,714,875
New York State Environmental Facilities Clean Water and Drinking Water Revenue
(New York City Municipal Water Finance Authority Projects - Second Resolution) Series B 5.00% 6/15/43	470,000	495,263
		14,429,953
Local General Obligation Bonds — 2.80%
New York City, New York
Fiscal 2018 Subordinate Series F-1 5.00% 4/1/35	1,895,000	2,033,449
Fiscal 2018 Subordinate Series F-1 5.00% 4/1/39	1,000,000	1,053,660
Fiscal 2023 Subordinate Series B-1 5.25% 10/1/47	1,500,000	1,647,255
Series F-1 3.00% 3/1/51 (BAM)	1,360,000	1,006,073
		5,740,437
Pre-Refunded Bonds — 0.99%
Dutchess County, New York Local Development
(Health Quest Systems Project) Series A 5.00% 7/1/44-24 §	1,000,000	1,010,450
New York State Dormitory Authority
(Touro College & University) Series A 5.50% 1/1/44-24 §	1,000,000	1,013,270
		2,023,720
NQ- 401 [1123] 0124 (3318301)    7

Schedule of investments
Delaware Tax-Free New York Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Resource Recovery Revenue Bond — 0.59%
Niagara Area, New York Development Revenue
(Covanta Project) Series A 144A 4.75% 11/1/42 (AMT) #	1,500,000	$ 1,206,780
		1,206,780
Special Tax Revenue Bonds — 24.67%
Commonwealth of Puerto Rico Revenue
3.799% 11/1/51 •	955,735	384,683
(Restructured) 3.163% 11/1/43 •	3,790,505	1,975,801
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	6,563,763	5,776,111
Glen Cove, New York Local Economic Assistance Revenue
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	250,000	217,758
Matching Fund Special Purpose Securitization, Virgin Islands
Series A 5.00% 10/1/32	500,000	502,090
New York City, New York Transitional Finance Authority Building Aid Revenue
Fiscal 2019 Subordinate Series S-3A 5.00% 7/15/37	1,000,000	1,063,840
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Fiscal 2015 Subordinate Series B-1 5.00% 8/1/42	2,000,000	2,005,680
Fiscal 2016 Subordinate Series C-1 4.00% 11/1/42	500,000	495,000
Fiscal 2020 Subordinate Series A-3 3.00% 5/1/45	2,000,000	1,573,420
Series A-1 5.00% 8/1/42	5,220,000	5,495,825
New York Convention Center Development Revenue
(Hotel Unit Fee Secured)
5.00% 11/15/35	1,000,000	1,014,940
5.00% 11/15/40	1,000,000	1,005,400
New York Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bonds) Subordinate Series B-2 5.00% 11/15/36	1,500,000	1,557,930
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose)
Series A 4.00% 3/15/49	1,000,000	966,500
Series E 4.00% 3/15/48	1,000,000	969,650
8    NQ- 401 [1123] 0124 (3318301)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Dormitory Authority Revenue Non-State Supported Debt
(New York State University Dormitory Facilities) Series A 5.00% 7/1/42	1,300,000	$ 1,353,326
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/49	1,500,000	1,117,680
New York State Thruway Authority State Personal Income Tax Revenue
Series A-1 3.00% 3/15/51	2,000,000	1,468,120
(Climate Bond Certified - Green Bonds) Series C 5.00% 3/15/55	1,000,000	1,067,390
New York Triborough Bridge & Tunnel Authority Sales Tax Revenue
(TBTA Capital Lockbox - City Sales Tax)
Series A 4.00% 5/15/48	2,000,000	1,925,940
Series A 4.00% 5/15/57	1,000,000	940,560
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 1.26% 7/1/51 ^	6,855,000	1,491,374
Series A-1 4.55% 7/1/40	444,000	432,532
Series A-1 4.75% 7/1/53	6,805,000	6,440,048
Series A-1 5.00% 7/1/58	3,665,000	3,562,637
Series A-1 5.791% 7/1/46 ^	13,880,000	4,095,849
Series A-2 4.329% 7/1/40	480,000	455,539
Series A-2 4.536% 7/1/53	1,330,000	1,215,460
		50,571,083
State General Obligation Bonds — 1.41%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	1,605,640	1,438,445
Series A-1 4.00% 7/1/46	1,730,000	1,441,868
		2,880,313
Transportation Revenue Bonds — 11.74%
New York Metropolitan Transportation Authority Revenue
Series A-2 4.00% 11/15/43	2,500,000	2,339,925
(Climate Bond Certified - Green Bonds)
Series 1 4.00% 11/15/46	3,250,000	2,983,370
Series B 4.00% 11/15/50	1,000,000	903,890
Series E 4.00% 11/15/45	1,500,000	1,386,945
Subordinate Series C-1 5.25% 11/15/55	1,500,000	1,551,150
NQ- 401 [1123] 0124 (3318301)    9

Schedule of investments
Delaware Tax-Free New York Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York State Thruway Authority General Revenue
Series B 4.00% 1/1/50	1,000,000	$ 921,530
(Junior Indebtedness Obligation) Series B 4.00% 1/1/45	1,500,000	1,434,165
New York Transportation Development Special Facilities Revenue
(Delta Airlines - LaGuardia Airport Terminals C&D Redevelopment Project) 4.00% 1/1/36 (AMT)	750,000	699,390
(John F. Kennedy International Airport New Terminal One Project)
5.125% 6/30/60 (AGM) (AMT)	2,000,000	2,014,264
5.375% 6/30/60 (AMT)	2,000,000	2,001,764
(LaGuardia Airport Terminal B Redevelopment Project) Series A 5.25% 1/1/50 (AMT)	1,000,000	1,000,020
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/32 (AMT)	2,000,000	2,155,180
Series A 4.00% 12/1/40 (AMT)	335,000	307,584
New York Triborough Bridge & Tunnel Authority Revenue
(MTA Bridges and Tunnels Climate Bond Certified - Green Bonds) Series D-2 5.50% 5/15/52	1,000,000	1,108,230
Niagara, New York Frontier Transportation Authority Revenue
(Buffalo Niagara International Airport)
Series A 5.00% 4/1/35 (AMT)	775,000	810,371
Series A 5.00% 4/1/37 (AMT)	750,000	773,745
Series A 5.00% 4/1/39 (AMT)	350,000	359,079
Port Authority of New York & New Jersey
Two Hundred Twenty-First Series 4.00% 7/15/60 (AMT)	1,130,000	1,000,366
Puerto Rico Highway & Transportation Authority Revenue
(Restructured) Series C 5.00% 7/1/53 ~	500,000	323,745
		24,074,713
Water & Sewer Revenue Bonds — 2.74%
New York City, New York Municipal Water Finance Authority Revenue
(Second General Resolution) Series GG 4.00% 6/15/50	1,000,000	977,350
10    NQ- 401 [1123] 0124 (3318301)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution)
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	$ 1,024,970
Fiscal 2018 Series EE 5.00% 6/15/40	2,500,000	2,642,225
Fiscal 2019 Subordinate Series FF-1 4.00% 6/15/49	1,000,000	979,210
		5,623,755
Total Municipal Bonds (cost $209,756,492)		203,103,788

Short-Term Investments — 0.97%
Variable Rate Demand Notes — 0.97%¤
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
Series CC 3.20% 6/15/41 (SPA - State Street)	1,000,000	1,000,000
Subordinate Series AA-3 3.20% 6/15/49 (SPA - TD Bank N.A.)	1,000,000	1,000,000
Total Short-Term Investments (cost $2,000,000)		2,000,000
Total Value of Securities—100.05% (cost $211,756,492)		205,103,788

Liabilities Net of Receivables and Other Assets—(0.05)%		(108,607)
Net Assets Applicable to 19,781,621 Shares Outstanding—100.00%		$204,995,181
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2023, the aggregate value of Rule 144A securities was $21,092,485, which represents 10.29% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
NQ- 401 [1123] 0124 (3318301)    11

Schedule of investments
Delaware Tax-Free New York Fund   (Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at November 30, 2023.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2023.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FHA – Federal Housing Administration
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
12    NQ- 401 [1123] 0124 (3318301)